Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible Assets, Net [Line Items]
Amortization amount	$ 2,364,873	$ 2,148,169
License [Member]
Intangible Assets, Net [Line Items]
Allowances for licenses	$ 5,630,400